UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
 (Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
 (Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
March 31, 2017
(Unaudited)

		Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 8.5%
Auto Components - 0.5%
Sypris Solutions, Inc. (1)		646,346	$685,127
Hotels, Restaurants & Leisure - 0.4%
Bowl America Inc. - Class A (5)		9,481	138,423
Luby's, Inc. (1)		116,431	362,100
			500,523
Household Durables - 1.7%
Natuzzi S.p.A. - SP ADR (1)(2)		373,265	1,059,699
Retail Holdings N.V. (2)		57,305	1,174,753
			2,234,452
Specialty Retail - 1.6%
Citi Trends Inc.		109,493	1,861,381
Reitmans Canada Ltd - Class A (2)		73,134	297,655
			2,159,036
Textiles, Apparel & Luxury Goods - 4.3%
Delta Apparel, Inc. (1)		326,831	5,762,031
Total Consumer Discretionary			11,341,169

Consumer Staples - 7.6%
Tobacco - 7.6%
Alliance One International, Inc. (1)(3)		791,951	10,176,570

Energy - 12.4%
Energy Equipment & Services - 7.2%
Deep Down, Inc. (1)		587,774	617,163
McDermott International, Inc. (1)(2)		432,503	2,919,395
Mitcham Industries, Inc. (1)(3)		846,979	4,150,197
Parker Drilling Co. (1)		1,122,213	1,963,873
			9,650,628
Oil, Gas & Consumable Fuels - 5.2%
Ardmore Shipping Corp (2)		152,785	1,229,919
WPX Energy, Inc. (1)		428,302	5,734,964
			6,964,883
Total Energy			16,615,511

Financials - 5.4%
Banks - 0.0%
Citizens Bancshares Corp. (5)		3,024	30,300
Capital Markets - 0.3%
US Global Investors, Inc. - Class A		246,350	384,306
Insurance - 4.9%
Conifer Holdings, Inc. (1)(3)		646,883	4,625,214
Echelon Financial Holdings, Inc. (1)(2)	CAD	201,212	1,886,764
			6,511,978
Thrifts & Mortgage Finance - 0.2%
First Federal of Northern Michigan Bancorp, Inc. (5)		35,640	282,269
Total Financials			7,208,853

Industrials - 6.3%
Machinery - 1.9%
Hardinge, Inc.		232,383	2,611,985
Trading Companies & Distributors - 4.4%
Fly Leasing Ltd. - ADR (1)(2)		443,757	5,822,092
Total Industrials			8,434,077

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.3%
Vishay Intertechnology, Inc.		105,989	1,743,519
Semiconductors & Semiconductor Equipment - 1.9%
Photronics, Inc. (1)		235,234	2,517,004
Total Information Technology			4,260,523

Materials - 50.4%
Construction Materials - 2.7%
Select Sands Corp (1)(2)	CAD	3,400,000	3,656,051
Copper - 2.4%
Minera Alamos Inc. (1)(2)	CAD	4,359,879	573,733
Nevsun Resources Ltd. (2)		1,024,962	2,623,903
			3,197,636
Diversified Metals & Mining - 3.5%
Amerigo Resources Ltd. (1)(2)(3)		9,615,825	4,675,214
Gold, Silver & Precious Metals & Minerals - 20.3%
Alacer Gold Corp. (1)(2)	CAD	488,679	988,256
AuRico Metals, Inc. (1)	CAD	1,693,232	1,484,626
Brio Gold Inc. (1)(2)		461,797	1,093,853
Continental Gold, Inc. (1)(2)	CAD	964,875	2,909,463
Dalradian Resources, Inc. (1)(2)	CAD	3,422,683	3,628,968
Dundee Precious Metals Inc. (1)(2)	CAD	2,106,118	4,496,983
Endeavour Mining Corporation (1)(2)	CAD	216,795	4,205,971
GoldQuest Mining Corp. (1)(2)	CAD	2,849,300	1,071,286
IAMGOLD Corp. (1)(2)		344,812	1,379,248
Lion One Metals Ltd. (1)(2)	CAD	2,200,000	1,240,741
Lydian International, Ltd. (1)(2)	CAD	8,725,077	2,394,746
Perseus Mining Limited (1)(2)	CAD	671,445	161,569
Pershing Gold Corp. (1)		206,839	587,423
Red Eagle Mining Corp. (1)(2)		1,300,000	752,717
Sulliden Mining Capital, Inc. (1)(2)	CAD	403,693	88,033
Timmins Gold Corp. (1)(2)		1,588,122	597,134
			27,081,017
Mining Services - 3.8%
Geodrill Ltd. (1)(2)(3)	CAD	2,898,257	5,056,176
Paper & Forest Products - 13.7%
Canfor Pulp Products, Inc. (1)(2)		49,391	449,026
Interfor Corp. (1)(2)		141,960	1,833,946
Mercer International, Inc.		360,673	4,219,874
Resolute Forest Products, Inc. (1)		1,487,607	8,107,458
Verso Corp. - Class A (1)		620,843	3,725,058
			18,335,362
Steel - 4.0%
Universal Stainless & Alloy Products, Inc. (1)		312,187	5,307,179
Total Materials			67,308,635

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Public Service Properties Investments Ltd. (1)(2)	GBP	5,582	21,680

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 5.3%
Alaska Communications Systems Group, Inc. (1)(3)		3,803,606	7,036,671

Total Common Stocks (Cost $130,717,766)			132,403,689

Warrants - 0.1%
Materials - 0.1%
Gold, Silver & Precious Metals & Minerals - 0.1%
Lion One Metals Ltd., Exercise Price: $1.35, 03/12/2018 (1)(2)(4)(6)		2,200,000	148,889
Total Warrants (Cost $202,005)			148,889

Total Investments - 99.2% (Cost $130,919,771)			132,552,578
Other Assets in Excess of Liabilities - 0.8%			1,091,962
Net Assets - 100.0%			$133,644,540

Percentages are stated as a percent of net assets.

(1) Non-income producing securities.
(2) Foreign security denominated in U.S. Dollars.
(3) Affiliated Company − The fund is owner of more than 5% of the outstanding voting securities.
See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(4) Security was fair valued in accordance with the policies and procedures approved by the Board of Trustees.
(5) Level 2 securities.
(6) Level 3 securities.

ADR — American Depositary Receipt
CAD — Canadian Dollar
GBP — British Pound

At March 31, 2017, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$130,919,771
Gross unrealized appreciation	29,105,573
Gross unrealized depreciation	(27,472,766)
Net unrealized appreciation on investments	1,632,807

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The securities in the portfolio have been organized by their respective GICS code.

     The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Portfolio Characteristics
3/31/2017 (Unaudited)

Portfolio Characteristics
Industry Breakdown
	% of the Fund’s Net Assets
Common Stock			99.1%
Consumer Discretionary		8.5%
Auto Components	0.5%
Hotels, Restaurants & Leisure	0.4%
Household Durables	1.7%
Specialty Retail	1.6%
Textiles, Apparel & Luxury Goods	4.3%
Consumer Staples		7.6%
Tobacco	7.6%
Energy		12.4%
Energy Equipment & Services	7.2%
Oil, Gas & Consumable Fuels	5.2%
Financials		5.4%
Banks	0.0%
Capital Markets	0.3%
Insurance	4.9%
Thrifts & Mortgage Finance	0.2%
Industrials		6.3%
Machinery	1.9%
Trading Companies & Distributors	4.4%
Information Technology		3.2%
Electronic Equipment, Instruments & Components	1.3%
Semiconductors & Semiconductor Equipment	1.9%
Materials		50.4%
Construction Materials	2.7%
Copper	2.4%
Diversified Metals & Mining	3.5%
Gold, Silver & Precious Metals & Minerals	20.3%
Mining Services	3.8%
Paper & Forest Products	13.7%
Steel	4.0%
Real Estate		0.0%
Real Estate Management & Development	0.0%
Telecommunication Services		5.3%
Diversified Telecommunication Services	5.3%
Warrants			0.1%
Materials		0.1%
Gold, Silver & Precious Metals & Minerals	0.1%
Other Assets in Excess of Liabilities			0.8%
Total Net Assets			100.0%

Investments in Affiliated Companies*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2017 amounted to $35,720,042, representing 26.73% of net assets. A summary of affiliated transactions for the period ended March 31, 2017 is as follows:

Aegis Value Fund

Alaska
	Communications	Alliance One	Amerigo	Conifer		Mitcham
	Systems Group, Inc.	International Inc.	Resources Ltd.	Holdings, Inc.	Geodrill Ltd.	Industries Inc.	Total

December 31, 2016
Balance
Shares	3,797,461	791,951	9,615,825	434,298	2,898,257	846,979	-
Cost	$ 7,365,600	$ 19,040,272	$ 6,485,020	$ 2,781,174	$ 1,527,332	$ 5,635,097	$ 42,834,495
Market Value	$ 6,227,836	$ 15,205,459	$ 2,414,534	$ 3,539,529	$ 5,245,421	$ 3,514,963	$ 36,147,742

Gross Additions
Shares	6,145	-	-	212,585	-	-	-
Cost	$ 10,032	$ -	$ -	$ 1,495,347	$ -	$ -	$ 1,505,378

Gross Deductions
Shares	-	-	-	-	-	-	-
Cost	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Proceeds	$ -	$ -	$ -	$ -	$ -	$ -	$ -

March 31, 2017
Balance
Shares	3,803,606	791,951	9,615,825	646,883	2,898,257	846,979	-
Cost	$ 7,375,632	$ 19,040,272	$ 6,485,020	$ 4,276,521	$ 1,527,332	$ 5,635,097	$ 44,339,873
Market Value	$ 7,036,671	$ 10,176,570	$ 4,675,214	$ 4,625,214	$ 5,056,176	$ 4,150,197	$ 35,720,042

Realized gain (loss)	$ -	$ -	$ -	$ -	$ -	$ -	$ -
$ -
Investment income	$ -	$ -	$ -	$ -	$ -	$ -	$ -

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer’s outstanding securities).

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2017

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,202,746	$138,423	$-	$11,341,169
Consumer Staples	10,176,570	-	-	10,176,570
Energy	16,615,511	-	-	16,615,511
Financials	6,896,284	312,569	-	7,208,853
Industrials	8,434,077	-	-	8,434,077
Information Technology	4,260,523	-	-	4,260,523
Materials	67,308,635	-	-	67,308,635
Real Estate	21,680	-	-	21,680
Telecommunication Services	7,036,671	-	-	7,036,671
Warrants
Materials	-	-	148,889	148,889
Total	$131,952,697	$450,992	$148,889	$132,552,578

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2017:

Investments	Fair Value as of 3/31/2017	Valuation Technique	Unobservable Inputs
Lion One Metals Ltd., Exercise Price: $1.35, 03/12/2018	$148,889	Fair Valuation by Advisor	Pricing Model

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 3/31/2017
Beginning Balance as of 12/31/16	$262,168
Unrealized losses included in earnings	(113,279)
Ending Balance as of 3/31/2017	$148,889

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$(113,279)

During the period ended March 31, 2017, there were the following transfers between Level 1, Level 2 and Level 3 for the Aegis Value Fund.

Transfers	Market Value
Level 1 into Level 2	$450,992
Level 2 into Level 1	$893,068

The transfers from Level 1 to Level 2 were due to certain securities switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.
The transfers from Level 2 to Level 1 were due to certain securities switching from an evaluated price obtained from the pricing vendor to a direct quote in an active market. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended March 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By  /s/ Scott L. Barbee
Scott L. Barbee, President

Date:  May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
 Scott L. Barbee, President

Date:  May 26, 2017

By  /s/ Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  May 26, 2017